Basis of Presentation	6 Months Ended
Jun. 30, 2023
Disclosure Of Basis Of Presentation [Abstract]
Basis of Presentation	BASIS OF PRESENTATION
The half year consolidated financial statements of GENFIT have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and as adopted by the European Union at June 30, 2023. The term IFRS includes International Financial Reporting Standards ("IFRS"), International Accounting Standards (the "IAS"), as well as the Interpretations issued by the Standards Interpretation Committee (the "SIC"), and the International Financial Reporting Interpretations Committee ("IFRIC"). Comparative information is presented for the year ended December 31, 2022 and for the half year ended June 30, 2023.
In accordance with European Commission Regulation 1606/2002, these consolidated interim financial statements for the six-month period ended June 30, 2023 have been prepared in accordance with IAS 34 – Interim Financial Reporting, and should be read in conjunction with the Group’s most recent annual consolidated financial statements for the year ended December 31, 2022. They do not include all the information required for a complete set of financial statements in accordance with IFRS, but a selection of notes explaining significant events and transactions with a view to understanding the changes in the Group’s financial position and performance since the most recent annual consolidated financial statements.
These consolidated half year financial statements have been prepared using the historical cost measurement basis, except for certain assets and liabilities that are measured at fair value, on a going concern basis, using consistent methods, fair presentation, and the cut-off concept.
These consolidated half year financial statements for the period ended June 30, 2023 were prepared under the responsibility of the Board of Directors that approved such statements on September 19, 2023.
The principal accounting methods used to prepare the Consolidated Financial Statements are described below.
All financial information (unless indicated otherwise) is presented in thousands of euros (€).
hanges in accounting policies and new standards or amendments
The accounting policies applicable for these consolidated half-year financial statements are the same as those applied to the most recent consolidated annual financial statements.
The following new standards are applicable from January 1, 2023, but do not have any material effect on the Group’s financial statements for the period ended June 30, 2023.
•IFRS 17 Insurance Contracts,
•Amendments to IFRS 17 - First application of IFRS 17 and IFRS 9 - Comparative Information,
•Amendments to IAS 1 and Practice Statement 2 - Disclosure of Accounting Policies,
•Amendments to IAS 8 Definition of Accounting Estimates,
•Amendments to IAS 12 Deferred Tax related to Assets and Liabilities arising from a Single TransactionStandards, interpretations and amendments issued but not yet effective
The amendments and modifications to the standards below are applicable for financial years beginning after January 1, 2024, as specified below. GENFIT is in the process of assessing whether the adoption of these amendments and modifications to the standards will have a material impact on the financial statements.
•Amendments to IAS 7 and IFRS 7 Supplier Finance Arrangements, effective in 2024
•Amendments to IFRS 16 Lease Liability in a Sale and Leaseback, effective in 2024
•Amendments to IAS 1 Non-current Liabilities with Covenants